UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® New York Municipal Income Fund (formerly Spartan® New York Municipal Income Fund)

Annual Report January 31, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.

Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example

Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	10	A complete list of the fund’s investments
		with their market values.

Financial Statements	24	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	34	Notes to the financial statements.

Report of Independent	42
Registered Public
Accounting Firm
Trustees and Officers	44
Distributions	55
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended January 31, 2006	Past 1	Past 5	Past 10
	year	years	years
NY Municipal Income	2.27%	5.54%	5.64%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in New York Municipal Income on January 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund

2005 marked the third consecutive year that municipal bonds outperformed the investment grade taxable bond market, a trend that continued through the first month of 2006. While both markets were pressured by the steadily rising federal funds rate and fears of inflation, short term Treasury yields rose and long term yields fell to a greater extent than in municipal bonds, and many investors were attracted to the yield differential between longer dated municipals and taxable investment grade debt. As rates fell in the long end of the municipal market, many issuers looked to refinance existing debt costs or finance new projects at better relative rates. This demand contributed to record high issuance for calendar year 2005. For the year ending January 31, 2006, the Lehman Brothers® Municipal Bond Index a performance measure of approximately 34,000 investment grade, fixed rate, tax exempt bonds rose 2.83% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained a more modest 1.80% .

New York Municipal Income returned 2.27% for the 12 months ending January 31, 2006. During the same period, the LipperSM New York Municipal Debt Funds Average returned 2.38% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 2.91% . Strong demand for tax free investments and improved creditworthiness for many muni issuers across the state helped the New York muni market to perform roughly in line with the national market and to somewhat offset the negative effects of rising short term interest rates. The fund’s underperformance of the Lehman Brothers index and I suspect the Lipper peer group average stemmed from my decisions to avoid tobacco bonds and to underweight bonds issued by New York City. Both segments signifi cantly outperformed most other muni sectors during the period. In contrast, the fund’s performance was aided by its stake in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. Throughout the year, I kept the fund’s interest rate sensitivity in line with the New York municipal market as a whole, as measured by the Lehman Brothers index. That strategy had no material impact on the fund’s performance relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,010.10	$3.34
HypotheticalA	$1,000.00	$1,021.88	$3.36
Class T
Actual	$1,000.00	$1,010.40	$3.75
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$1,007.00	$7.18
HypotheticalA	$1,000.00	$1,018.05	$7.22

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class C
Actual	$1,000.00	$1,005.80	$7.58
HypotheticalA	$1,000.00	$1,017.64	$7.63
New York Municipal Income
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	66%
Class T	74%
Class B	1.42%
Class C	1.50%
New York Municipal Income	47%
Institutional Class	47%

Annual Report

8

Investment Changes

Top Five Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	33.5	32.9
Special Tax	18.6	13.9
Water & Sewer	11.0	12.4
Transportation	10.4	14.0
Escrowed/Pre Refunded	9.5	7.4
Average Years to Maturity as of January 31, 2006
		6 months ago
Years	14.4	14.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of January 31, 2006
6 months ago
Years	6.7	6.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments January 31, 2006
Showing Percentage of Net Assets

Municipal Bonds 97.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6%
7/1/25	$1,100	$1,185
New York – 91.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of
Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	600	637
5% 7/1/11 (AMBAC Insured)	500	535
5.5% 7/1/21 (AMBAC Insured)	2,300	2,486
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,187
5.25% 11/1/17	1,400	1,525
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,492
5.75% 8/1/30	9,475	10,194
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,447
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,804
5% 9/1/16 (FGIC Insured)	1,680	1,789
5% 9/1/17 (FGIC Insured)	1,000	1,064
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,874
5.75% 5/1/19 (FSA Insured)	1,500	1,652
5.75% 5/1/20 (FSA Insured)	1,400	1,539
5.75% 5/1/21 (FSA Insured)	1,755	1,927
5.75% 5/1/22 (FSA Insured)	4,900	5,375
5.75% 5/1/23 (FSA Insured)	1,000	1,096
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,764
5.75% 5/1/23 (FSA Insured)	6,620	7,476
5.75% 5/1/26 (FSA Insured)	5,500	6,186
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart &
William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC
Insured)	3,485	3,777
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,067
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel
Co. Proj.) 5% 12/1/10	7,000	7,224
Metropolitan Trans. Auth. Commuter Facilities Rev. Series
1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @
100) (d)	1,100	1,188

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured) (a)	$13,575	$14,824
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,481
5.5% 11/15/16 (AMBAC Insured)	1,000	1,103
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	11,099
Series A:
5.125% 11/15/31	12,150	12,639
5.5% 11/15/18 (AMBAC Insured)	2,000	2,294
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,345
5.25% 11/15/32	5,000	5,281
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,418
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,210
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08
(Escrowed to Maturity) (d)	1,005	1,057
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,320
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d) .	3,000	3,004
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,758
5.5% 7/1/20 (MBIA Insured)	3,000	3,284
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,465
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,276
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @
100) (d)	1,270	1,350
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,873
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13
(MBIA Insured) (c)	1,000	1,056
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	121
6.5% 6/1/07 (AMBAC Insured)	50	52
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,575
5% 8/1/13	1,650	1,725

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
New York – continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: -
continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21
(MBIA Insured)		$1,000	$1,071
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)		2,150	2,226
Series Z, 5% 9/1/11 (FGIC Insured)		3,000	3,176
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North
Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11		145	153
Series 2001 B, 5.875% 11/1/11		1,000	1,059
Series 2001 C, 5.625% 11/1/10		620	645
Series 2001 D, 5.625% 11/1/10		1,225	1,306
Nassau County Interim Fin. Auth. Series A, 5%
11/15/18 (AMBAC Insured)		4,875	5,208
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09		3,000	3,281
Series 1996 F, 5.75% 2/1/15 (Pre-Refunded to
2/1/06 @ 101.5) (d)		495	502
Series 1997 H, 6% 8/1/12 (FGIC Insured)		5,000	5,646
Series 1997 L, 5.75% 8/1/12		1,910	1,989
Series 1998 H, 5.5% 8/1/12		8,230	8,633
Series 2000 A, 6.5% 5/15/11		2,540	2,838
Series 2002 A, 5.75% 8/1/14		5,000	5,508
Series 2002 B, 5.75% 8/1/15		3,500	3,851
Series 2002 C, 5.5% 8/1/13		10,500	11,506
Series 2003 A:
5.5% 8/1/14		3,205	3,522
5.5% 8/1/20 (MBIA Insured)		7,000	7,727
Series 2003 C, 5.25% 8/1/10		5,000	5,327
Series 2003 E:
5.25% 8/1/10		2,000	2,131
5.25% 8/1/11		6,245	6,706
5.25% 8/1/14		3,390	3,660
Series 2003 F:
5.5% 12/15/10		1,000	1,079
5.5% 12/15/11		3,700	4,028
Series 2003 I, 5.75% 3/1/16		3,000	3,321
Series 2004 B, 5.25% 8/1/15		9,855	10,676
Series 2005 C, 5% 8/1/11		5,000	5,308
Series 2005 F, 5.25% 8/1/12		2,000	2,144

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2005 G:
5% 8/1/15	$8,200	$8,789
5.25% 8/1/16	9,000	9,835
5.625% 8/1/13 (MBIA Insured)	3,000	3,318
Series 2005 J:
5% 3/1/11	5,825	6,159
5% 3/1/13	2,500	2,665
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,465
6.25% 8/1/08	1,000	1,029
Series B:
5.75% 8/1/14	3,000	3,305
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @
101.5) (d)	1,970	2,028
6.5% 8/15/11	1,000	1,134
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	1,120	1,227
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @
100) (d)	2,410	2,698
Series D:
5.25% 8/1/13	1,740	1,797
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	790
5.25% 8/1/21 (MBIA Insured)	3,655	3,753
5.375% 8/1/17	1,750	1,811
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @
101) (d)	750	781
5.5% 6/1/12 (FGIC Insured)	1,850	2,037
Series E:
6% 8/1/11 (Pre-Refunded to 8/1/06 @ 101.5) (d)	140	144
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	201
6.5% 2/15/06	315	315
Series F, 6% 8/1/16	355	365
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,759
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,994
6% 8/1/17	345	361
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	655	688
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,526

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series J:
5.875% 2/15/19	$15	$15
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @
101.5) (d)	80	81
6.125% 8/1/12	60	63
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @
101) (d)	280	294
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,268
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,273
5.5% 2/15/18 (FSA Insured)	2,500	2,727
5.5% 2/15/19 (FSA Insured)	1,250	1,365
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15
(AMBAC Insured)	1,090	1,178
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,389
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (c)	2,070	2,136
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,809
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000, 5.5% 6/15/33 (Pre-Refunded to
6/15/10 @ 101) (d)	14,215	15,551
Series 2001 C, 5.125% 6/15/33	3,960	4,127
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,288
Series A:
5% 6/15/32	5,000	5,132
5.125% 6/15/34 (MBIA Insured)	4,200	4,401
5.25% 6/15/33 (FGIC Insured)	1,280	1,341
5.375% 6/15/15	9,650	10,519
5.375% 6/15/15 (FGIC Insured)	7,000	7,622
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,624
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,112
5.125% 6/15/32 (FGIC Insured)	4,750	4,938
5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (d)	2,075	2,270
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,178

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev.: – continued
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @
100) (d)	$700	$774
5.5% 11/15/20 (FGIC Insured)	3,800	4,185
5.75% 2/15/16	85	92
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	3,200	3,352
New York Convention Ctr. Dev. Corp. Rev. 5%
11/15/44 (AMBAC Insured)	55,500	57,401
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap.
Assurance, Inc. Insured) (b)	10,000	10,808
Series A, 5.25% 5/15/10	3,440	3,658
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	399
6% 7/1/10 (AMBAC Insured)	250	274
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	4,300	4,779
Series A:
5.75% 7/1/13	6,000	6,572
5.75% 7/1/13 (AMBAC Insured)	3,000	3,294
Series C, 7.5% 7/1/10	6,030	6,551
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,217
6% 7/1/21 (MBIA Insured)	2,500	2,997
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13 (Pre-Refunded to 7/1/11 @
101) (d)	1,000	1,095
5.25% 7/1/15 (Pre-Refunded to 7/1/11 @
101) (d)	2,000	2,191
Series B, 5.375% 7/1/18 (Pre-Refunded to 7/1/12
@ 100) (d)	1,000	1,103
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,264
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,074
5.25% 7/1/11 (MBIA Insured)	3,000	3,162
(Manhattanville College Proj.) 0% 7/1/10 (MBIA
Insured)	2,175	1,850

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to
2/15/07 @ 102) (d)	$10	$10
Series B:
5.75% 2/15/11	2,535	2,644
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @
102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75%
8/15/11	900	939
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,258
5.85% 8/1/40	9,500	10,325
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07
(AMBAC Insured)	3,020	3,078
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,838
5.5% 7/1/20 (AMBAC Insured)	860	927
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,631
5.75% 7/1/27 (MBIA Insured)	11,000	13,174
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA
Insured)	1,500	1,686
(Saint Joseph’s Hosp. Health Ctr. Proj.) 6% 7/1/08
(MBIA Insured)	1,260	1,329
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,919
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,636
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,874
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	561
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,476
Series B, 7.5% 5/15/11	1,915	2,121
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,778
5.2% 2/15/13 (MBIA Insured)	6,585	6,904
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22
(FGIC Insured)	10,090	11,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Winthrop-South Nassau Univ. Health Sys. Oblig.
Group Proj.) Series A:
6% 7/1/14	$1,095	$1,197
6% 7/1/15	1,160	1,266
6% 7/1/16	1,230	1,339
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,073
5.375% 7/1/13 (AMBAC Insured)	800	862
5.375% 7/1/14 (AMBAC Insured)	1,130	1,218
5.375% 7/1/16 (AMBAC Insured)	670	723
5.375% 7/1/17 (AMBAC Insured)	370	399
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to
5/15/10 @ 100) (d)	1,135	1,290
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,482
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,514
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,105
6% 10/1/29 (MBIA Insured)	5,600	6,256
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to
3/15/13 @ 100) (d)	2,000	2,209
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,654
5.25% 7/1/21 (MBIA Insured)	1,745	1,900
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,937
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,193
6%, tender 5/15/12 (b)	11,000	12,263
5.5% 5/15/09	2,500	2,628
5.5% 7/1/16 (AMBAC Insured)	725	746
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	543
Series C:
5.25% 7/15/16	2,340	2,548
5.25% 7/15/17	2,410	2,623
Series D:
5% 6/15/20	20,150	21,365
5.125% 6/15/31	6,900	7,245
5.375% 6/15/19	5,250	5,713

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.: – continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series G, 5.25% 10/15/20	$1,255	$1,338
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,828
5.25% 11/15/16	3,770	4,108
Series I:
5.25% 9/15/15	2,085	2,268
5.25% 9/15/17	2,395	2,589
Series 2004 D, 5% 2/15/34	12,150	12,637
Series B:
5.5% 10/15/20	3,805	4,407
5.5% 10/15/21	3,985	4,621
Series C:
5% 6/15/19	815	849
5.25% 6/15/16	3,500	3,755
Series F:
4.875% 6/15/18	1,735	1,791
4.875% 6/15/20	2,175	2,240
5% 6/15/15	1,295	1,353
5.25% 6/15/13	1,575	1,654
Series I, 5% 6/15/24	2,000	2,103
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,143
5.375% 1/1/16 (FGIC Insured)	2,170	2,377
New York State Envir. Facilities Corp. Solid Waste Disp.
Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A,
4.25%, tender 12/2/11 (b)(c)	10,700	10,810
New York State Envir. Facilities Corp. State Wtr. Poll.
Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	505
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,232
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,194
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A: – continued
5.25% 9/15/16 (MBIA Insured)	$1,780	$1,934
5.25% 3/15/17 (MBIA Insured)	2,240	2,416
5.25% 3/15/18	2,290	2,467
5.25% 3/15/19	2,480	2,664
5.25% 9/15/20	2,685	2,876
5.25% 3/15/21	2,230	2,381
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,195
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	78
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,738
Series E:
5.25% 1/1/12	4,695	4,899
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	748
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,481
New York State Thruway Auth. State Personal Income
Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,529
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,037
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,870
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,783
5.5% 4/1/15	6,200	6,770
5.5% 4/1/16	3,665	4,006
6% 4/1/11	1,605	1,685
New York State Urban Dev. Corp. Correctional Youth
Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,158
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)	15	15
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,409
5.5% 3/15/22 (MBIA Insured)	15,000	17,343
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,516
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,958
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13
@ 100) (d)	3,000	3,347
5% 1/1/14 (FSA Insured)	5,000	5,417

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A, 5.25% 4/1/23 (Pre-Refunded to
4/1/13 @ 100) (d)	$3,050	$3,357
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20 (Pre-Refunded to
5/1/10 @ 101) (d)	300	327
Series 2003 D:
5% 2/1/31	20,025	20,656
5.25% 2/1/17 (MBIA Insured)	9,385	10,154
5.25% 2/1/19 (MBIA Insured)	8,075	8,691
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,876
5.25% 2/1/17 (FGIC Insured)	5,975	6,465
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,634
5.25% 2/1/14	6,000	6,595
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,445
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09 @
101) (d)	360	383
5.25% 8/1/19	3,000	3,253
5.375% 2/1/15	3,000	3,275
Series C, 5.375% 2/1/17	1,000	1,085
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,381
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,079
7.5% 3/1/10 (MBIA Insured)	1,155	1,325
7.5% 3/1/11 (MBIA Insured)	1,245	1,468
7.5% 3/1/16 (MBIA Insured)	1,060	1,379
7.5% 3/1/17 (MBIA Insured)	1,200	1,595
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap.
Assurance, Inc. Insured)	1,000	1,100
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	4,055	4,368
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp.
Proj.) Series A, 5% 12/1/10	1,095	1,140
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union
College Proj.) Series A, 5.625% 7/1/31 (AMBAC
Insured)	2,000	2,197
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.
(Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,541
Taconic Hills Central School District at Craryville 5%
6/15/16 (FGIC Insured)	1,130	1,205
See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$3,255	$3,500
5.25% 6/1/22 (AMBAC Insured)	5,300	5,682
5.5% 6/1/14	7,000	7,413
5.5% 6/1/16	14,500	15,510
Series B1:
5% 6/1/10	1,685	1,769
5% 6/1/11	1,525	1,611
Series C1:
5% 6/1/11	3,280	3,299
5.5% 6/1/15	3,000	3,213
5.5% 6/1/17	3,000	3,245
5.5% 6/1/20	3,000	3,285
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,444
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,730
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,178
Series 2005 A, 5.125% 1/1/22	5,290	5,595
Series A:
5% 1/1/32	765	791
5% 1/1/32 (MBIA Insured)	1,455	1,503
6% 1/1/11 (Escrowed to Maturity) (d)	500	557
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,776
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	825	876
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	20,000	21,969
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,858
Upper Mohawk Valley Reg’l. Wtr. Fin. Auth. Wtr. Sys.
Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,175
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,507
5% 12/15/12 (Pre-Refunded to 6/15/10 @ 100) (d) .	1,245	1,326
		1,326,004

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 5.3%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$15,000	$15,670
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,224
124th Series:
5% 8/1/08 (c)	4,875	5,034
5% 8/1/13 (FGIC Insured) (c)	3,000	3,104
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,288
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,681
134th Series, 5% 1/15/39	10,000	10,324
Series 85, 5.375% 3/1/28	6,200	6,996
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	5,000	5,676
		76,997

Puerto Rico 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 1998, 5.75% 7/1/22 (CIFG North
America Insured)	3,000	3,332
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,175	2,357
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,643
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,130
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25%
8/1/17 (FSA Insured)	1,000	1,118
		9,580

TOTAL MUNICIPAL BONDS
(Cost $1,384,963)		1,413,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Notes 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06
(Cost $2,200)	$2,200	$2,196

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,387,163)		1,415,962

NET OTHER ASSETS – 2.4%		34,620
NET ASSETS 100%		$1,450,582

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Treasury Contracts
90 U.S. Treasury 10-Year Bond Contracts	March 2006	$9,759	$13

The face value of futures purchased as a percentage of net assets – 0.7%

Security Type Abbreviation
BAN — BOND ANTICIPATION NOTE

Legend

(a) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $273,000.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	33.5%
Special Tax	18.6%
Water & Sewer	11.0%
Transportation	10.4%
Escrowed/Pre Refunded	9.5%
Education	6.1%
Others* (individually less than 5%)	10.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,387,163)		$1,415,962
Cash		21,806
Receivable for fund shares sold		1,018
Interest receivable		18,598
Prepaid expenses		6
Other receivables		36
Total assets		1,457,426

Liabilities
Payable for investments purchased	$4,052
Payable for fund shares redeemed	904
Distributions payable	1,249
Accrued management fee	449
Distribution fees payable	26
Payable for daily variation on futures contracts	4
Other affiliated payables	116
Other payables and accrued expenses	44
Total liabilities		6,844

Net Assets		$1,450,582
Net Assets consist of:
Paid in capital		$1,413,530
Undistributed net investment income		215
Accumulated undistributed net realized gain (loss) on
investments		8,025
Net unrealized appreciation (depreciation) on
investments		28,812
Net Assets		$1,450,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	January 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,082
÷ 474.676 shares)	$12.81

Maximum offering price per share (100/95.25 of $12.81)	$13.45
Class T:
Net Asset Value and redemption price per share ($3,032
÷ 236.415 shares)	$12.82

Maximum offering price per share (100/96.50 of $12.82)	$13.28
Class B:
Net Asset Value and offering price per share ($9,647 ÷
752.962 shares)A	$12.81

Class C:
Net Asset Value and offering price per share ($20,251
÷ 1,580.312 shares)A	$12.81

New York Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,410,672 ÷ 110,055.097 shares)	$12.82

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($898 ÷ 70.118 shares)	$12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended January 31, 2006

Investment Income
Interest		$63,956

Expenses
Management fee	$5,462
Transfer agent fees	1,057
Distribution fees	286
Accounting fees and expenses	297
Independent trustees’ compensation	7
Custodian fees and expenses	23
Registration fees	79
Audit	54
Legal	17
Miscellaneous	12
Total expenses before reductions	7,294
Expense reductions	(369)	6,925

Net investment income		57,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,479
Futures contracts	(66)
Swap agreements	(39)
Total net realized gain (loss)		18,374
Change in net unrealized appreciation (depreciation) on:
Investment securities	(43,527)
Futures contracts	13
Total change in net unrealized appreciation
(depreciation)		(43,514)
Net gain (loss)		(25,140)
Net increase (decrease) in net assets resulting from
operations		$31,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Statement of Changes in Net Assets
	Year ended	Year ended
	January 31,	January 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$57,031	$56,646
Net realized gain (loss)	18,374	21,457
Change in net unrealized appreciation (depreciation) .	(43,514)	(14,357)
Net increase (decrease) in net assets resulting
from operations	31,891	63,746
Distributions to shareholders from net investment income .	(56,725)	(56,899)
Distributions to shareholders from net realized gain	(14,006)	(19,161)
Total distributions	(70,731)	(76,060)
Share transactions - net increase (decrease)	50,246	(7,102)
Redemption fees	9	20
Total increase (decrease) in net assets	11,415	(19,396)

Net Assets
Beginning of period	1,439,167	1,458,563
End of period (including undistributed net investment
income of $215 and undistributed net investment
income of $33, respectively)	$1,450,582	$1,439,167

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Highlights Class A
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	483	.504	.524	.277
Net realized and unrealized gain (loss)	(.227)	.101	.285	.194
Total from investment operations	256	.605	.809	.471
Distributions from net investment income	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net AssetsG
Expenses before reductions	67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	67%	.68%	.67%	.66%A
Expenses net of all reductions	64%	.67%	.66%	.66%A
Net investment income	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$5	$3
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Financial Highlights Class T
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.25	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	472	.494	.509	.266
Net realized and unrealized gain (loss)	(.217)	.090	.296	.197
Total from investment operations	255	.584	.805	.463
Distributions from net investment income	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24
Total ReturnB,C,D	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net AssetsG
Expenses before reductions	75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	75%	.76%	.78%	.79%A
Expenses net of all reductions	72%	.75%	.77%	.79%A
Net investment income	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$2	$1
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Class B
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	384	.405	.423	.226
Net realized and unrealized gain (loss)	(.227)	.100	.286	.193
Total from investment operations	157	.505	.709	.419
Distributions from net investment income	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsG
Expenses before reductions	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$10	$10	$10	$5
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Financial Highlights Class C
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	373	.394	.410	.219
Net realized and unrealized gain (loss)	(.228)	.100	.286	.191
Total from investment operations	145	.494	.696	.410
Distributions from net investment income	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$20	$16	$13	$6
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights New York Municipal Income
Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$13.16	$13.25	$13.24	$12.90	$12.78
Income from Investment
Operations
Net investment incomeB	508	.530	.549	.574	.584
Net realized and unrealized
gain (loss)	(.217)	.091	.295	.506	.117
Total from investment operations	291	.621	.844	1.080	.701
Distributions from net investment
income	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized
gain	(.125)	(.178)	(.286)	(.170)	—
Total distributions	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in
capital	—B,D	—B,D	—B,D	—B,D	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24	$12.90
Total ReturnA	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if
any	48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	45%	.47%	.48%	.47%	.44%
Net investment income	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period
(in millions)	$1,411	$1,406	$1,428	$1,483	$1,332
Portfolio turnover rate	28%	22%	24%	22%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Institutional Class
Years ended January 31,	2006	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeD	506	.523	.550	.286
Net realized and unrealized gain (loss)	(.227)	.092	.296	.195
Total from investment operations	279	.615	.846	.481
Distributions from net investment income	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capitalD,G	—	—	—	—
Net asset value, end of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total ReturnB,C	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.53%	.47%	.53%A
Expenses net of fee waivers, if any	49%	.53%	.47%	.53%A
Expenses net of all reductions	46%	.52%	.47%	.53%A
Net investment income	3.91%	4.00%	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

34

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$33,164
Unrealized depreciation		(4,143)
Net unrealized appreciation (depreciation)		29,021
Undistributed ordinary income		72
Undistributed long term capital gain		6,827

Cost for federal income tax purposes		$1,386,941

	35		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:

	January 31, 2006	January 31, 2005
Tax exempt Income	$56,725	$56,899
Ordinary Income	563	—
Long term Capital Gains	13,443	19,161
Total	$70,731	$76,060

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures con tracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

Annual Report 36

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $430,952 and $399,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$9	$—
Class T	0%	.25%	6	—
Class B	65%	.25%	88	64
Class C	75%	.25%	183	59
			$286	$123

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$5
Class T	3
Class B*	29
Class C*	1
$38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$7.11
Class T		2.09
Class B		12.13
Class C		20.11
New York Municipal Income		1,015.07
Institutional Class		1.08
	$1,057

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Annual Report

38

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $23 and $227, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class B	$1
Class C	1
New York Municipal Income	117
$119

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Years ended January 31,
		2006			2005
From net investment income
Class A			$232		$216
Class T			83		63
Class B			288		306
Class C			520		433
New York Municipal Income			55,581		55,872
Institutional Class			21		9
Total			$56,725		$56,899
From net realized gain
Class A			$60		$80
Class T			24		24
Class B			95		133
Class C			183		199
New York Municipal Income			13,639		18,722
Institutional Class			5		3
Total			$14,006		$19,161

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006		2005
Class A
Shares sold	99	161		$1,281	$2,105
Reinvestment of
distributions	18	18		237	233
Shares redeemed	(103)	(119)		(1,332)	(1,551)
Net increase (decrease) .	14	60		$186	$787
Class T
Shares sold	117	50		$1,507	$655
Reinvestment of
distributions	6	5		84	69
Shares redeemed	(29)	(38)		(383)	(497)
Net increase (decrease) .	94	17		$1,208	$227
Class B
Shares sold	93	98		$1,205	$1,286
Reinvestment of
distributions	21	25		275	327
Shares redeemed	(111)	(144)		(1,440)	(1,875)
Net increase (decrease) .	3	(21)		$40	$(262)

Annual Report		40

9. Share Transactions - continued
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006	2005
Class C
Shares sold	546	377	$7,087	$4,941
Reinvestment of
distributions	34	36	445	475
Shares redeemed	(180)	(210)	(2,335)	(2,742)
Net increase (decrease) .	400	203	$5,197	$2,674
New York Municipal
Income
Shares sold	18,716	14,900	$243,049	$195,817
Reinvestment of
distributions	4,020	4,350	52,037	56,974
Shares redeemed	(19,479)	(20,265)	(252,103)	(263,442)
Net increase (decrease) .	3,257	(1,015)	$42,983	$(10,651)
Institutional Class
Shares sold	78	13	$1,018	$176
Reinvestment of
distributions	1	1	17	7
Shares redeemed	(31)	(4)	(403)	(60)
Net increase (decrease) .	48	10	$632	$123

41 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund):

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund) (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 14, 2006

Annual Report 42

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr, each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 251 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

44

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of New York Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

45 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

46

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment man agement firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

48

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

49 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

50

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (46)

Year of Election or Appointment: 2002

Vice President of New York Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of New York Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005)

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of New York Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Presi dent and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of New York Municipal Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of New York Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of New York Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Manage ment & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

52

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of New York Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of New York Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of New York Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of New York Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

54

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity New York Municipal Income	3/06/06	03/03/06	$.062

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2006 $16,713,320, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 4.8% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

55 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000

William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000

Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000

Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000

William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000

Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

58

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

59 Annual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 60

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

61 Annual Report

61

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Annual Report 62

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

NFY UANN-0306 1.789711.102

Fidelity Advisor New York Municipal Income Fund - Class A, Class T, Class B and Class C

Annual Report January 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	25	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	35	Notes to the financial statements.
Report of Independent	43
Registered Public
Accounting Firm
Trustees and Officers	45
Distributions	56
Proxy Voting Results	57
Board Approval of	58
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended January 31, 2006	Past 1	Past 5	Past 10
	year	years	years
Class A (incl. 4.75% sales charge)A	2.85%	4.36%	5.05%
Class T (incl. 3.50% sales charge)B	1.58%	4.58%	5.16%
Class B (incl. contingent deferred sales charge)C	3.64%	4.49%	5.28%
Class C (incl. contingent deferred sales charge)D	0.16%	4.75%	5.25%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offer-
ing of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York
Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares’
12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.
B Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offer-
ing of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York
Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares’
12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.
C Class B shares bear a 0.90% 12b 1 fee that is reflected in returns after August 1, 2002. The initial offering of
Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal
Income, the original retail class of the fund, which does not bear a 12b 1 fee. Had Class B shares’ 12b 1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 1% and 0%, respectively.
D Class C shares bear a 1.00% 12b 1 fee that is reflected in returns after August 1, 2002. The initial offering of
Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal
Income, the original retail class of the fund, which does not bear a 12b 1 fee. Had Class C shares’ 12b 1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively.

5 Annual Report 5

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on January 31, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report 6

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

2005 marked the third consecutive year that municipal bonds outperformed the investment grade taxable bond market, a trend that continued through the first month of 2006. While both markets were pressured by the steadily rising federal funds rate and fears of inflation, short term Treasury yields rose and long term yields fell to a greater extent than in municipal bonds, and many investors were attracted to the yield differential between longer dated municipals and taxable investment grade debt. As rates fell in the long end of the municipal market, many issuers looked to refinance existing debt costs or finance new projects at better relative rates. This demand contributed to record high issuance for calendar year 2005. For the year ending January 31, 2006, the Lehman Brothers® Municipal Bond Index a performance measure of approximately 34,000 investment grade, fixed rate, tax exempt bonds rose 2.83% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained a more modest 1.80% .

For the 12 months ending January 31, 2006, the fund’s Class A, Class T, Class B and Class C shares returned 2.00%, 1.99%, 1.22%, and 1.14%, respectively (excluding sales charges). During the same period, the LipperSM New York Municipal Debt Funds Average returned 2.38% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 2.91% . Strong demand for tax free investments and improved creditworthiness for many muni issuers across the state helped the New York muni market to perform roughly in line with the national market and to somewhat offset the negative effects of rising short term interest rates. The fund’s underperformance of the Lehman Brothers index and I suspect the Lipper peer group average stemmed from my decisions to avoid tobacco bonds and to underweight bonds issued by New York City. Both segments signifi cantly outperformed most other muni sectors during the period. In contrast, the fund’s performance was aided by its stake in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. Throughout the year, I kept the fund’s interest rate sensitivity in line with the New York municipal market as a whole, as mea sured by the Lehman Brothers index. That strategy had no material impact on the fund’s performance relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,010.10	$3.34
HypotheticalA	$1,000.00	$1,021.88	$3.36
Class T
Actual	$1,000.00	$1,010.40	$3.75
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$1,007.00	$7.18
HypotheticalA	$1,000.00	$1,018.05	$7.22

Annual Report	8

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class C
Actual	$1,000.00	$1,005.80	$7.58
HypotheticalA	$1,000.00	$1,017.64	$7.63
New York Municipal Income
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	66%
Class T	74%
Class B	1.42%
Class C	1.50%
New York Municipal Income	47%
Institutional Class	47%

9 Annual Report

Investment Changes

Top Five Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	33.5	32.9
Special Tax	18.6	13.9
Water & Sewer	11.0	12.4
Transportation	10.4	14.0
Escrowed/Pre Refunded	9.5	7.4
Average Years to Maturity as of January 31, 2006
		6 months ago
Years	14.4	14.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of January 31, 2006
6 months ago
Years	6.7	6.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Annual Report 10

Investments January 31, 2006
Showing Percentage of Net Assets

Municipal Bonds 97.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6%
7/1/25	$1,100	$1,185
New York – 91.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of
Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	600	637
5% 7/1/11 (AMBAC Insured)	500	535
5.5% 7/1/21 (AMBAC Insured)	2,300	2,486
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,187
5.25% 11/1/17	1,400	1,525
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,492
5.75% 8/1/30	9,475	10,194
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,447
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,804
5% 9/1/16 (FGIC Insured)	1,680	1,789
5% 9/1/17 (FGIC Insured)	1,000	1,064
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,874
5.75% 5/1/19 (FSA Insured)	1,500	1,652
5.75% 5/1/20 (FSA Insured)	1,400	1,539
5.75% 5/1/21 (FSA Insured)	1,755	1,927
5.75% 5/1/22 (FSA Insured)	4,900	5,375
5.75% 5/1/23 (FSA Insured)	1,000	1,096
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,764
5.75% 5/1/23 (FSA Insured)	6,620	7,476
5.75% 5/1/26 (FSA Insured)	5,500	6,186
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart &
William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC
Insured)	3,485	3,777
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,067
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel
Co. Proj.) 5% 12/1/10	7,000	7,224
Metropolitan Trans. Auth. Commuter Facilities Rev. Series
1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @
100) (d)	1,100	1,188

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured) (a)	$13,575	$14,824
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,481
5.5% 11/15/16 (AMBAC Insured)	1,000	1,103
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	11,099
Series A:
5.125% 11/15/31	12,150	12,639
5.5% 11/15/18 (AMBAC Insured)	2,000	2,294
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,345
5.25% 11/15/32	5,000	5,281
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,418
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,210
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08
(Escrowed to Maturity) (d)	1,005	1,057
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,320
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d) .	3,000	3,004
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,758
5.5% 7/1/20 (MBIA Insured)	3,000	3,284
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,465
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,276
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @
100) (d)	1,270	1,350
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,873
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13
(MBIA Insured) (c)	1,000	1,056
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	121
6.5% 6/1/07 (AMBAC Insured)	50	52
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,575
5% 8/1/13	1,650	1,725

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: -
continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21
(MBIA Insured)	$1,000	$1,071
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,226
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,176
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North
Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	145	153
Series 2001 B, 5.875% 11/1/11	1,000	1,059
Series 2001 C, 5.625% 11/1/10	620	645
Series 2001 D, 5.625% 11/1/10	1,225	1,306
Nassau County Interim Fin. Auth. Series A, 5%
11/15/18 (AMBAC Insured)	4,875	5,208
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,281
Series 1996 F, 5.75% 2/1/15 (Pre-Refunded to
2/1/06 @ 101.5) (d)	495	502
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,646
Series 1997 L, 5.75% 8/1/12	1,910	1,989
Series 1998 H, 5.5% 8/1/12	8,230	8,633
Series 2000 A, 6.5% 5/15/11	2,540	2,838
Series 2002 A, 5.75% 8/1/14	5,000	5,508
Series 2002 B, 5.75% 8/1/15	3,500	3,851
Series 2002 C, 5.5% 8/1/13	10,500	11,506
Series 2003 A:
5.5% 8/1/14	3,205	3,522
5.5% 8/1/20 (MBIA Insured)	7,000	7,727
Series 2003 C, 5.25% 8/1/10	5,000	5,327
Series 2003 E:
5.25% 8/1/10	2,000	2,131
5.25% 8/1/11	6,245	6,706
5.25% 8/1/14	3,390	3,660
Series 2003 F:
5.5% 12/15/10	1,000	1,079
5.5% 12/15/11	3,700	4,028
Series 2003 I, 5.75% 3/1/16	3,000	3,321
Series 2004 B, 5.25% 8/1/15	9,855	10,676
Series 2005 C, 5% 8/1/11	5,000	5,308
Series 2005 F, 5.25% 8/1/12	2,000	2,144

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2005 G:
5% 8/1/15	$8,200	$8,789
5.25% 8/1/16	9,000	9,835
5.625% 8/1/13 (MBIA Insured)	3,000	3,318
Series 2005 J:
5% 3/1/11	5,825	6,159
5% 3/1/13	2,500	2,665
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,465
6.25% 8/1/08	1,000	1,029
Series B:
5.75% 8/1/14	3,000	3,305
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @
101.5) (d)	1,970	2,028
6.5% 8/15/11	1,000	1,134
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	1,120	1,227
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @
100) (d)	2,410	2,698
Series D:
5.25% 8/1/13	1,740	1,797
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	790
5.25% 8/1/21 (MBIA Insured)	3,655	3,753
5.375% 8/1/17	1,750	1,811
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @
101) (d)	750	781
5.5% 6/1/12 (FGIC Insured)	1,850	2,037
Series E:
6% 8/1/11 (Pre-Refunded to 8/1/06 @ 101.5) (d)	140	144
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	201
6.5% 2/15/06	315	315
Series F, 6% 8/1/16	355	365
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,759
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,994
6% 8/1/17	345	361
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	655	688
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series J:
5.875% 2/15/19	$15	$15
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @
101.5) (d)	80	81
6.125% 8/1/12	60	63
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @
101) (d)	280	294
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,268
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,273
5.5% 2/15/18 (FSA Insured)	2,500	2,727
5.5% 2/15/19 (FSA Insured)	1,250	1,365
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15
(AMBAC Insured)	1,090	1,178
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,389
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (c)	2,070	2,136
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,809
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000, 5.5% 6/15/33 (Pre-Refunded to
6/15/10 @ 101) (d)	14,215	15,551
Series 2001 C, 5.125% 6/15/33	3,960	4,127
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,288
Series A:
5% 6/15/32	5,000	5,132
5.125% 6/15/34 (MBIA Insured)	4,200	4,401
5.25% 6/15/33 (FGIC Insured)	1,280	1,341
5.375% 6/15/15	9,650	10,519
5.375% 6/15/15 (FGIC Insured)	7,000	7,622
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,624
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,112
5.125% 6/15/32 (FGIC Insured)	4,750	4,938
5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (d)	2,075	2,270
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,178

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev.: – continued
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @
100) (d)	$700	$774
5.5% 11/15/20 (FGIC Insured)	3,800	4,185
5.75% 2/15/16	85	92
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	3,200	3,352
New York Convention Ctr. Dev. Corp. Rev. 5%
11/15/44 (AMBAC Insured)	55,500	57,401
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap.
Assurance, Inc. Insured) (b)	10,000	10,808
Series A, 5.25% 5/15/10	3,440	3,658
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	399
6% 7/1/10 (AMBAC Insured)	250	274
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	4,300	4,779
Series A:
5.75% 7/1/13	6,000	6,572
5.75% 7/1/13 (AMBAC Insured)	3,000	3,294
Series C, 7.5% 7/1/10	6,030	6,551
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,217
6% 7/1/21 (MBIA Insured)	2,500	2,997
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13 (Pre-Refunded to 7/1/11 @
101) (d)	1,000	1,095
5.25% 7/1/15 (Pre-Refunded to 7/1/11 @
101) (d)	2,000	2,191
Series B, 5.375% 7/1/18 (Pre-Refunded to 7/1/12
@ 100) (d)	1,000	1,103
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,264
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,074
5.25% 7/1/11 (MBIA Insured)	3,000	3,162
(Manhattanville College Proj.) 0% 7/1/10 (MBIA
Insured)	2,175	1,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to
2/15/07 @ 102) (d)	$10	$10
Series B:
5.75% 2/15/11	2,535	2,644
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @
102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75%
8/15/11	900	939
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,258
5.85% 8/1/40	9,500	10,325
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07
(AMBAC Insured)	3,020	3,078
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,838
5.5% 7/1/20 (AMBAC Insured)	860	927
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,631
5.75% 7/1/27 (MBIA Insured)	11,000	13,174
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA
Insured)	1,500	1,686
(Saint Joseph’s Hosp. Health Ctr. Proj.) 6% 7/1/08
(MBIA Insured)	1,260	1,329
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,919
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,636
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,874
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	561
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,476
Series B, 7.5% 5/15/11	1,915	2,121
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,778
5.2% 2/15/13 (MBIA Insured)	6,585	6,904
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22
(FGIC Insured)	10,090	11,686

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Winthrop-South Nassau Univ. Health Sys. Oblig.
Group Proj.) Series A:
6% 7/1/14	$1,095	$1,197
6% 7/1/15	1,160	1,266
6% 7/1/16	1,230	1,339
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,073
5.375% 7/1/13 (AMBAC Insured)	800	862
5.375% 7/1/14 (AMBAC Insured)	1,130	1,218
5.375% 7/1/16 (AMBAC Insured)	670	723
5.375% 7/1/17 (AMBAC Insured)	370	399
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to
5/15/10 @ 100) (d)	1,135	1,290
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,482
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,514
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,105
6% 10/1/29 (MBIA Insured)	5,600	6,256
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to
3/15/13 @ 100) (d)	2,000	2,209
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,654
5.25% 7/1/21 (MBIA Insured)	1,745	1,900
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,937
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,193
6%, tender 5/15/12 (b)	11,000	12,263
5.5% 5/15/09	2,500	2,628
5.5% 7/1/16 (AMBAC Insured)	725	746
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	543
Series C:
5.25% 7/15/16	2,340	2,548
5.25% 7/15/17	2,410	2,623
Series D:
5% 6/15/20	20,150	21,365
5.125% 6/15/31	6,900	7,245
5.375% 6/15/19	5,250	5,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.: – continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series G, 5.25% 10/15/20	$1,255	$1,338
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,828
5.25% 11/15/16	3,770	4,108
Series I:
5.25% 9/15/15	2,085	2,268
5.25% 9/15/17	2,395	2,589
Series 2004 D, 5% 2/15/34	12,150	12,637
Series B:
5.5% 10/15/20	3,805	4,407
5.5% 10/15/21	3,985	4,621
Series C:
5% 6/15/19	815	849
5.25% 6/15/16	3,500	3,755
Series F:
4.875% 6/15/18	1,735	1,791
4.875% 6/15/20	2,175	2,240
5% 6/15/15	1,295	1,353
5.25% 6/15/13	1,575	1,654
Series I, 5% 6/15/24	2,000	2,103
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,143
5.375% 1/1/16 (FGIC Insured)	2,170	2,377
New York State Envir. Facilities Corp. Solid Waste Disp.
Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A,
4.25%, tender 12/2/11 (b)(c)	10,700	10,810
New York State Envir. Facilities Corp. State Wtr. Poll.
Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	505
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,232
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,194
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,834

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A: – continued
5.25% 9/15/16 (MBIA Insured)	$1,780	$1,934
5.25% 3/15/17 (MBIA Insured)	2,240	2,416
5.25% 3/15/18	2,290	2,467
5.25% 3/15/19	2,480	2,664
5.25% 9/15/20	2,685	2,876
5.25% 3/15/21	2,230	2,381
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,195
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	78
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,738
Series E:
5.25% 1/1/12	4,695	4,899
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	748
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,481
New York State Thruway Auth. State Personal Income
Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,529
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,037
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,870
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,783
5.5% 4/1/15	6,200	6,770
5.5% 4/1/16	3,665	4,006
6% 4/1/11	1,605	1,685
New York State Urban Dev. Corp. Correctional Youth
Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,158
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)	15	15
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,409
5.5% 3/15/22 (MBIA Insured)	15,000	17,343
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,516
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,958
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13
@ 100) (d)	3,000	3,347
5% 1/1/14 (FSA Insured)	5,000	5,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A, 5.25% 4/1/23 (Pre-Refunded to
4/1/13 @ 100) (d)	$3,050	$3,357
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20 (Pre-Refunded to
5/1/10 @ 101) (d)	300	327
Series 2003 D:
5% 2/1/31	20,025	20,656
5.25% 2/1/17 (MBIA Insured)	9,385	10,154
5.25% 2/1/19 (MBIA Insured)	8,075	8,691
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,876
5.25% 2/1/17 (FGIC Insured)	5,975	6,465
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,634
5.25% 2/1/14	6,000	6,595
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,445
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09 @
101) (d)	360	383
5.25% 8/1/19	3,000	3,253
5.375% 2/1/15	3,000	3,275
Series C, 5.375% 2/1/17	1,000	1,085
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,381
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,079
7.5% 3/1/10 (MBIA Insured)	1,155	1,325
7.5% 3/1/11 (MBIA Insured)	1,245	1,468
7.5% 3/1/16 (MBIA Insured)	1,060	1,379
7.5% 3/1/17 (MBIA Insured)	1,200	1,595
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap.
Assurance, Inc. Insured)	1,000	1,100
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	4,055	4,368
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp.
Proj.) Series A, 5% 12/1/10	1,095	1,140
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union
College Proj.) Series A, 5.625% 7/1/31 (AMBAC
Insured)	2,000	2,197
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.
(Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,541
Taconic Hills Central School District at Craryville 5%
6/15/16 (FGIC Insured)	1,130	1,205

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$3,255	$3,500
5.25% 6/1/22 (AMBAC Insured)	5,300	5,682
5.5% 6/1/14	7,000	7,413
5.5% 6/1/16	14,500	15,510
Series B1:
5% 6/1/10	1,685	1,769
5% 6/1/11	1,525	1,611
Series C1:
5% 6/1/11	3,280	3,299
5.5% 6/1/15	3,000	3,213
5.5% 6/1/17	3,000	3,245
5.5% 6/1/20	3,000	3,285
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,444
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,730
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,178
Series 2005 A, 5.125% 1/1/22	5,290	5,595
Series A:
5% 1/1/32	765	791
5% 1/1/32 (MBIA Insured)	1,455	1,503
6% 1/1/11 (Escrowed to Maturity) (d)	500	557
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,776
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	825	876
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	20,000	21,969
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,858
Upper Mohawk Valley Reg’l. Wtr. Fin. Auth. Wtr. Sys.
Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,175
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,507
5% 12/15/12 (Pre-Refunded to 6/15/10 @ 100) (d) .	1,245	1,326
		1,326,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 5.3%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$15,000	$15,670
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,224
124th Series:
5% 8/1/08 (c)	4,875	5,034
5% 8/1/13 (FGIC Insured) (c)	3,000	3,104
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,288
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,681
134th Series, 5% 1/15/39	10,000	10,324
Series 85, 5.375% 3/1/28	6,200	6,996
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	5,000	5,676
		76,997

Puerto Rico 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 1998, 5.75% 7/1/22 (CIFG North
America Insured)	3,000	3,332
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,175	2,357
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,643
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,130
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25%
8/1/17 (FSA Insured)	1,000	1,118
		9,580

TOTAL MUNICIPAL BONDS
(Cost $1,384,963)		1,413,766

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Notes 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06
(Cost $2,200)	$2,200	$2,196

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,387,163)		1,415,962

NET OTHER ASSETS – 2.4%		34,620
NET ASSETS 100%		$1,450,582

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Treasury Contracts
90 U.S. Treasury 10-Year Bond Contracts	March 2006	$9,759	$13

The face value of futures purchased as a percentage of net assets – 0.7%

Security Type Abbreviation
BAN — BOND ANTICIPATION NOTE

Legend

(a) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $273,000.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	33.5%
Special Tax	18.6%
Water & Sewer	11.0%
Transportation	10.4%
Escrowed/Pre Refunded	9.5%
Education	6.1%
Others* (individually less than 5%)	10.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 24

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,387,163)		$1,415,962
Cash		21,806
Receivable for fund shares sold		1,018
Interest receivable		18,598
Prepaid expenses		6
Other receivables		36
Total assets		1,457,426

Liabilities
Payable for investments purchased	$4,052
Payable for fund shares redeemed	904
Distributions payable	1,249
Accrued management fee	449
Distribution fees payable	26
Payable for daily variation on futures contracts	4
Other affiliated payables	116
Other payables and accrued expenses	44
Total liabilities		6,844

Net Assets		$1,450,582
Net Assets consist of:
Paid in capital		$1,413,530
Undistributed net investment income		215
Accumulated undistributed net realized gain (loss) on
investments		8,025
Net unrealized appreciation (depreciation) on
investments		28,812
Net Assets		$1,450,582

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	January 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,082
÷ 474.676 shares)	$12.81

Maximum offering price per share (100/95.25 of $12.81)	$13.45
Class T:
Net Asset Value and redemption price per share ($3,032
÷ 236.415 shares)	$12.82

Maximum offering price per share (100/96.50 of $12.82)	$13.28
Class B:
Net Asset Value and offering price per share ($9,647 ÷
752.962 shares)A	$12.81

Class C:
Net Asset Value and offering price per share ($20,251
÷ 1,580.312 shares)A	$12.81

New York Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,410,672 ÷ 110,055.097 shares)	$12.82

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($898 ÷ 70.118 shares)	$12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Statement of Operations
Amounts in thousands	Year ended January 31, 2006

Investment Income
Interest		$63,956

Expenses
Management fee	$5,462
Transfer agent fees	1,057
Distribution fees	286
Accounting fees and expenses	297
Independent trustees’ compensation	7
Custodian fees and expenses	23
Registration fees	79
Audit	54
Legal	17
Miscellaneous	12
Total expenses before reductions	7,294
Expense reductions	(369)	6,925

Net investment income		57,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,479
Futures contracts	(66)
Swap agreements	(39)
Total net realized gain (loss)		18,374
Change in net unrealized appreciation (depreciation) on:
Investment securities	(43,527)
Futures contracts	13
Total change in net unrealized appreciation
(depreciation)		(43,514)
Net gain (loss)		(25,140)
Net increase (decrease) in net assets resulting from
operations		$31,891

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		January 31,	January 31,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$57,031	$56,646
Net realized gain (loss)		18,374	21,457
Change in net unrealized appreciation (depreciation) .		(43,514)	(14,357)
Net increase (decrease) in net assets resulting
from operations		31,891	63,746
Distributions to shareholders from net investment income	.	(56,725)	(56,899)
Distributions to shareholders from net realized gain		(14,006)	(19,161)
Total distributions		(70,731)	(76,060)
Share transactions - net increase (decrease)		50,246	(7,102)
Redemption fees		9	20
Total increase (decrease) in net assets		11,415	(19,396)

Net Assets
Beginning of period		1,439,167	1,458,563
End of period (including undistributed net investment
income of $215 and undistributed net investment
income of $33, respectively)		$1,450,582	$1,439,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Financial Highlights Class A
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	483	.504	.524	.277
Net realized and unrealized gain (loss)	(.227)	.101	.285	.194
Total from investment operations	256	.605	.809	.471
Distributions from net investment income	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net AssetsG
Expenses before reductions	67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	67%	.68%	.67%	.66%A
Expenses net of all reductions	64%	.67%	.66%	.66%A
Net investment income	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$5	$3
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Class T
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.25	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	472	.494	.509	.266
Net realized and unrealized gain (loss)	(.217)	.090	.296	.197
Total from investment operations	255	.584	.805	.463
Distributions from net investment income	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24
Total ReturnB,C,D	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net AssetsG
Expenses before reductions	75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	75%	.76%	.78%	.79%A
Expenses net of all reductions	72%	.75%	.77%	.79%A
Net investment income	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$2	$1
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Financial Highlights Class B
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	384	.405	.423	.226
Net realized and unrealized gain (loss)	(.227)	.100	.286	.193
Total from investment operations	157	.505	.709	.419
Distributions from net investment income	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsG
Expenses before reductions	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$10	$10	$10	$5
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights Class C
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	373	.394	.410	.219
Net realized and unrealized gain (loss)	(.228)	.100	.286	.191
Total from investment operations	145	.494	.696	.410
Distributions from net investment income	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$20	$16	$13	$6
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights New York Municipal Income
Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$13.16	$13.25	$13.24	$12.90	$12.78
Income from Investment
Operations
Net investment incomeB	508	.530	.549	.574	.584
Net realized and unrealized
gain (loss)	(.217)	.091	.295	.506	.117
Total from investment operations	291	.621	.844	1.080	.701
Distributions from net investment
income	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized
gain	(.125)	(.178)	(.286)	(.170)	—
Total distributions	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in
capital	—B,D	—B,D	—B,D	—B,D	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24	$12.90
Total ReturnA	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if
any	48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	45%	.47%	.48%	.47%	.44%
Net investment income	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period
(in millions)	$1,411	$1,406	$1,428	$1,483	$1,332
Portfolio turnover rate	28%	22%	24%	22%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Institutional Class
Years ended January 31,	2006	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeD	506	.523	.550	.286
Net realized and unrealized gain (loss)	(.227)	.092	.296	.195
Total from investment operations	279	.615	.846	.481
Distributions from net investment income	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capitalD,G	—	—	—	—
Net asset value, end of period	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total ReturnB,C	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.53%	.47%	.53%A
Expenses net of fee waivers, if any	49%	.53%	.47%	.53%A
Expenses net of all reductions	46%	.52%	.47%	.53%A
Net investment income	3.91%	4.00%	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Notes to Financial Statements

For the period ended January 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

35 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$33,164
Unrealized depreciation		(4,143)
Net unrealized appreciation (depreciation)		29,021
Undistributed ordinary income		72
Undistributed long term capital gain		6,827

Cost for federal income tax purposes		$1,386,941

Annual Report	36

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:

	January 31, 2006	January 31, 2005
Tax exempt Income	$56,725	$56,899
Ordinary Income	563	—
Long term Capital Gains	13,443	19,161
Total	$70,731	$76,060

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures con tracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $430,952 and $399,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$9	$—
Class T	0%	.25%	6	—
Class B	65%	.25%	88	64
Class C	75%	.25%	183	59
			$286	$123

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

Annual Report

38

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$5
Class T	3
Class B*	29
Class C*	1
$38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$7.11
Class T		2.09
Class B		12.13
Class C		20.11
New York Municipal Income		1,015.07
Institutional Class		1.08
	$1,057

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $23 and $227, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class B	$1
Class C	1
New York Municipal Income	117
$119

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

40

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
			Years ended January 31,
			2006		2005
From net investment income
Class A			$232		$216
Class T			83		63
Class B			288		306
Class C			520		433
New York Municipal Income			55,581		55,872
Institutional Class			21		9
Total			$56,725		$56,899
From net realized gain
Class A			$60		$80
Class T			24		24
Class B			95		133
Class C			183		199
New York Municipal Income			13,639		18,722
Institutional Class			5		3
Total			$14,006		$19,161

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006		2005
Class A
Shares sold	99	161		$1,281	$2,105
Reinvestment of
distributions	18	18		237	233
Shares redeemed	(103)	(119)		(1,332)	(1,551)
Net increase (decrease) .	14	60		$186	$787
Class T
Shares sold	117	50		$1,507	$655
Reinvestment of
distributions	6	5		84	69
Shares redeemed	(29)	(38)		(383)	(497)
Net increase (decrease) .	94	17		$1,208	$227
Class B
Shares sold	93	98		$1,205	$1,286
Reinvestment of
distributions	21	25		275	327
Shares redeemed	(111)	(144)		(1,440)	(1,875)
Net increase (decrease) .	3	(21)		$40	$(262)

		41			Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Share Transactions - continued
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006	2005
Class C
Shares sold	546	377	$7,087	$4,941
Reinvestment of
distributions	34	36	445	475
Shares redeemed	(180)	(210)	(2,335)	(2,742)
Net increase (decrease) .	400	203	$5,197	$2,674
New York Municipal
Income
Shares sold	18,716	14,900	$243,049	$195,817
Reinvestment of
distributions	4,020	4,350	52,037	56,974
Shares redeemed	(19,479)	(20,265)	(252,103)	(263,442)
Net increase (decrease) .	3,257	(1,015)	$42,983	$(10,651)
Institutional Class
Shares sold	78	13	$1,018	$176
Reinvestment of
distributions	1	1	17	7
Shares redeemed	(31)	(4)	(403)	(60)
Net increase (decrease) .	48	10	$632	$123

Annual Report

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund):

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund) (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 14, 2006

43 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 251 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

46

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engi neers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Penn sylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

48

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment man agement firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Caro lina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

50

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Alloca tion Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Tax able Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (46)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Com pany (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

52

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Financial Services. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of pro fessional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

54

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

55 Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	3/06/06	3/03/06	$.062
Class T	3/06/06	3/03/06	$.062
Class B	3/06/06	3/03/06	$.062
Class C	3/06/06	3/03/06	$.062

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2006 $16,713,320, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 4.8% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

56

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000

William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000

Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000

Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000

William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000

Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000

A Denotes trust-wide proposal and voting results.

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

Annual Report

58

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

59 Annual Report

Annual Report

60

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASNM-UANN-0306 1.789705.102

Fidelity Advisor New York Municipal Income Fund - Institutional Class

Annual Report January 31, 2006

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.

Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example

Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	10	A complete list of the fund’s investments
		with their market values.

Financial Statements	24	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	34	Notes to the financial statements.

Report of Independent	42
Registered Public
Accounting Firm
Trustees and Officers	44
Distributions	55
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended January 31, 2006	Past 1	Past 5	Past 10
	year	years	years
Institutional ClassA	2.18%	5.51%	5.63%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

2005 marked the third consecutive year that municipal bonds outperformed the investment grade taxable bond market, a trend that continued through the first month of 2006. While both markets were pressured by the steadily rising federal funds rate and fears of inflation, short term Treasury yields rose and long term yields fell to a greater extent than in municipal bonds, and many investors were attracted to the yield differential between longer dated municipals and taxable investment grade debt. As rates fell in the long end of the municipal market, many issuers looked to refinance existing debt costs or finance new projects at better relative rates. This demand contributed to record high issuance for calendar year 2005. For the year ending January 31, 2006, the Lehman Brothers® Municipal Bond Index a performance measure of approximately 34,000 investment grade, fixed rate, tax exempt bonds rose 2.83% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained a more modest 1.80% .

For the 12 months ending January 31, 2006, the fund’s Institutional Class shares returned 2.18% . During the same period, the LipperSM New York Municipal Debt Funds Average returned 2.38% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 2.91% . Strong demand for tax free investments and improved creditworthiness for many muni issuers across the state helped the New York muni market to perform roughly in line with the national market and to somewhat offset the negative effects of rising short term interest rates. The fund’s underperformance of the Lehman Brothers index and I suspect the Lipper peer group average stemmed from my decisions to avoid tobacco bonds and to underweight bonds issued by New York City. Both segments significantly outperformed most other muni sectors during the period. In contrast, the fund’s performance was aided by its stake in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. Throughout the year, I kept the fund’s interest rate sensitivity in line with the New York municipal market as a whole, as measured by the Lehman Brothers index. That strategy had no material impact on the fund’s performance relative to the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,010.10	$3.34
HypotheticalA	$1,000.00	$1,021.88	$3.36
Class T
Actual	$1,000.00	$1,010.40	$3.75
HypotheticalA	$1,000.00	$1,021.48	$3.77
Class B
Actual	$1,000.00	$1,007.00	$7.18
HypotheticalA	$1,000.00	$1,018.05	$7.22

	7		Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class C
Actual	$1,000.00	$1,005.80	$7.58
HypotheticalA	$1,000.00	$1,017.64	$7.63
New York Municipal Income
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,011.80	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	66%
Class T	74%
Class B	1.42%
Class C	1.50%
New York Municipal Income	47%
Institutional Class	47%

Annual Report

8

Investment Changes

Top Five Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	33.5	32.9
Special Tax	18.6	13.9
Water & Sewer	11.0	12.4
Transportation	10.4	14.0
Escrowed/Pre Refunded	9.5	7.4
Average Years to Maturity as of January 31, 2006
		6 months ago
Years	14.4	14.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of January 31, 2006
6 months ago
Years	6.7	6.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments January 31, 2006
Showing Percentage of Net Assets

Municipal Bonds 97.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6%
7/1/25	$1,100	$1,185
New York – 91.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of
Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	600	637
5% 7/1/11 (AMBAC Insured)	500	535
5.5% 7/1/21 (AMBAC Insured)	2,300	2,486
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,187
5.25% 11/1/17	1,400	1,525
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,492
5.75% 8/1/30	9,475	10,194
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,447
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,804
5% 9/1/16 (FGIC Insured)	1,680	1,789
5% 9/1/17 (FGIC Insured)	1,000	1,064
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,874
5.75% 5/1/19 (FSA Insured)	1,500	1,652
5.75% 5/1/20 (FSA Insured)	1,400	1,539
5.75% 5/1/21 (FSA Insured)	1,755	1,927
5.75% 5/1/22 (FSA Insured)	4,900	5,375
5.75% 5/1/23 (FSA Insured)	1,000	1,096
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,764
5.75% 5/1/23 (FSA Insured)	6,620	7,476
5.75% 5/1/26 (FSA Insured)	5,500	6,186
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart &
William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC
Insured)	3,485	3,777
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,067
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel
Co. Proj.) 5% 12/1/10	7,000	7,224
Metropolitan Trans. Auth. Commuter Facilities Rev. Series
1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @
100) (d)	1,100	1,188

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured) (a)	$13,575	$14,824
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,481
5.5% 11/15/16 (AMBAC Insured)	1,000	1,103
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	11,099
Series A:
5.125% 11/15/31	12,150	12,639
5.5% 11/15/18 (AMBAC Insured)	2,000	2,294
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,345
5.25% 11/15/32	5,000	5,281
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,418
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,210
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08
(Escrowed to Maturity) (d)	1,005	1,057
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,320
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d) .	3,000	3,004
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,758
5.5% 7/1/20 (MBIA Insured)	3,000	3,284
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,465
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,276
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @
100) (d)	1,270	1,350
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,873
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13
(MBIA Insured) (c)	1,000	1,056
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	121
6.5% 6/1/07 (AMBAC Insured)	50	52
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,575
5% 8/1/13	1,650	1,725

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
New York – continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.: -
continued
(Nazareth College Rochester Proj.) 5.25% 10/1/21
(MBIA Insured)		$1,000	$1,071
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)		2,150	2,226
Series Z, 5% 9/1/11 (FGIC Insured)		3,000	3,176
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North
Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11		145	153
Series 2001 B, 5.875% 11/1/11		1,000	1,059
Series 2001 C, 5.625% 11/1/10		620	645
Series 2001 D, 5.625% 11/1/10		1,225	1,306
Nassau County Interim Fin. Auth. Series A, 5%
11/15/18 (AMBAC Insured)		4,875	5,208
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09		3,000	3,281
Series 1996 F, 5.75% 2/1/15 (Pre-Refunded to
2/1/06 @ 101.5) (d)		495	502
Series 1997 H, 6% 8/1/12 (FGIC Insured)		5,000	5,646
Series 1997 L, 5.75% 8/1/12		1,910	1,989
Series 1998 H, 5.5% 8/1/12		8,230	8,633
Series 2000 A, 6.5% 5/15/11		2,540	2,838
Series 2002 A, 5.75% 8/1/14		5,000	5,508
Series 2002 B, 5.75% 8/1/15		3,500	3,851
Series 2002 C, 5.5% 8/1/13		10,500	11,506
Series 2003 A:
5.5% 8/1/14		3,205	3,522
5.5% 8/1/20 (MBIA Insured)		7,000	7,727
Series 2003 C, 5.25% 8/1/10		5,000	5,327
Series 2003 E:
5.25% 8/1/10		2,000	2,131
5.25% 8/1/11		6,245	6,706
5.25% 8/1/14		3,390	3,660
Series 2003 F:
5.5% 12/15/10		1,000	1,079
5.5% 12/15/11		3,700	4,028
Series 2003 I, 5.75% 3/1/16		3,000	3,321
Series 2004 B, 5.25% 8/1/15		9,855	10,676
Series 2005 C, 5% 8/1/11		5,000	5,308
Series 2005 F, 5.25% 8/1/12		2,000	2,144

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2005 G:
5% 8/1/15	$8,200	$8,789
5.25% 8/1/16	9,000	9,835
5.625% 8/1/13 (MBIA Insured)	3,000	3,318
Series 2005 J:
5% 3/1/11	5,825	6,159
5% 3/1/13	2,500	2,665
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,465
6.25% 8/1/08	1,000	1,029
Series B:
5.75% 8/1/14	3,000	3,305
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @
101.5) (d)	1,970	2,028
6.5% 8/15/11	1,000	1,134
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	1,120	1,227
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @
100) (d)	2,410	2,698
Series D:
5.25% 8/1/13	1,740	1,797
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	790
5.25% 8/1/21 (MBIA Insured)	3,655	3,753
5.375% 8/1/17	1,750	1,811
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @
101) (d)	750	781
5.5% 6/1/12 (FGIC Insured)	1,850	2,037
Series E:
6% 8/1/11 (Pre-Refunded to 8/1/06 @ 101.5) (d)	140	144
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	201
6.5% 2/15/06	315	315
Series F, 6% 8/1/16	355	365
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,759
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,994
6% 8/1/17	345	361
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	655	688
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,526

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series J:
5.875% 2/15/19	$15	$15
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @
101.5) (d)	80	81
6.125% 8/1/12	60	63
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @
101) (d)	280	294
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,268
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,273
5.5% 2/15/18 (FSA Insured)	2,500	2,727
5.5% 2/15/19 (FSA Insured)	1,250	1,365
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15
(AMBAC Insured)	1,090	1,178
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,389
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (c)	2,070	2,136
New York City Indl. Dev. Agcy. Spl. Facilities Rev.
(Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,809
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000, 5.5% 6/15/33 (Pre-Refunded to
6/15/10 @ 101) (d)	14,215	15,551
Series 2001 C, 5.125% 6/15/33	3,960	4,127
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,288
Series A:
5% 6/15/32	5,000	5,132
5.125% 6/15/34 (MBIA Insured)	4,200	4,401
5.25% 6/15/33 (FGIC Insured)	1,280	1,341
5.375% 6/15/15	9,650	10,519
5.375% 6/15/15 (FGIC Insured)	7,000	7,622
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,624
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,112
5.125% 6/15/32 (FGIC Insured)	4,750	4,938
5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (d)	2,075	2,270
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,178

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York City Transitional Fin. Auth. Rev.: – continued
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @
100) (d)	$700	$774
5.5% 11/15/20 (FGIC Insured)	3,800	4,185
5.75% 2/15/16	85	92
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	3,200	3,352
New York Convention Ctr. Dev. Corp. Rev. 5%
11/15/44 (AMBAC Insured)	55,500	57,401
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap.
Assurance, Inc. Insured) (b)	10,000	10,808
Series A, 5.25% 5/15/10	3,440	3,658
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	399
6% 7/1/10 (AMBAC Insured)	250	274
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	4,300	4,779
Series A:
5.75% 7/1/13	6,000	6,572
5.75% 7/1/13 (AMBAC Insured)	3,000	3,294
Series C, 7.5% 7/1/10	6,030	6,551
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,217
6% 7/1/21 (MBIA Insured)	2,500	2,997
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13 (Pre-Refunded to 7/1/11 @
101) (d)	1,000	1,095
5.25% 7/1/15 (Pre-Refunded to 7/1/11 @
101) (d)	2,000	2,191
Series B, 5.375% 7/1/18 (Pre-Refunded to 7/1/12
@ 100) (d)	1,000	1,103
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,264
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,074
5.25% 7/1/11 (MBIA Insured)	3,000	3,162
(Manhattanville College Proj.) 0% 7/1/10 (MBIA
Insured)	2,175	1,850

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to
2/15/07 @ 102) (d)	$10	$10
Series B:
5.75% 2/15/11	2,535	2,644
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @
102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75%
8/15/11	900	939
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,258
5.85% 8/1/40	9,500	10,325
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	579
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07
(AMBAC Insured)	3,020	3,078
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,838
5.5% 7/1/20 (AMBAC Insured)	860	927
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,631
5.75% 7/1/27 (MBIA Insured)	11,000	13,174
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA
Insured)	1,500	1,686
(Saint Joseph’s Hosp. Health Ctr. Proj.) 6% 7/1/08
(MBIA Insured)	1,260	1,329
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,919
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,636
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,874
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	561
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,476
Series B, 7.5% 5/15/11	1,915	2,121
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,778
5.2% 2/15/13 (MBIA Insured)	6,585	6,904
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22
(FGIC Insured)	10,090	11,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Winthrop-South Nassau Univ. Health Sys. Oblig.
Group Proj.) Series A:
6% 7/1/14	$1,095	$1,197
6% 7/1/15	1,160	1,266
6% 7/1/16	1,230	1,339
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,073
5.375% 7/1/13 (AMBAC Insured)	800	862
5.375% 7/1/14 (AMBAC Insured)	1,130	1,218
5.375% 7/1/16 (AMBAC Insured)	670	723
5.375% 7/1/17 (AMBAC Insured)	370	399
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to
5/15/10 @ 100) (d)	1,135	1,290
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,482
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,514
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,105
6% 10/1/29 (MBIA Insured)	5,600	6,256
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to
3/15/13 @ 100) (d)	2,000	2,209
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,654
5.25% 7/1/21 (MBIA Insured)	1,745	1,900
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,937
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,193
6%, tender 5/15/12 (b)	11,000	12,263
5.5% 5/15/09	2,500	2,628
5.5% 7/1/16 (AMBAC Insured)	725	746
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	543
Series C:
5.25% 7/15/16	2,340	2,548
5.25% 7/15/17	2,410	2,623
Series D:
5% 6/15/20	20,150	21,365
5.125% 6/15/31	6,900	7,245
5.375% 6/15/19	5,250	5,713

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.: – continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series G, 5.25% 10/15/20	$1,255	$1,338
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,828
5.25% 11/15/16	3,770	4,108
Series I:
5.25% 9/15/15	2,085	2,268
5.25% 9/15/17	2,395	2,589
Series 2004 D, 5% 2/15/34	12,150	12,637
Series B:
5.5% 10/15/20	3,805	4,407
5.5% 10/15/21	3,985	4,621
Series C:
5% 6/15/19	815	849
5.25% 6/15/16	3,500	3,755
Series F:
4.875% 6/15/18	1,735	1,791
4.875% 6/15/20	2,175	2,240
5% 6/15/15	1,295	1,353
5.25% 6/15/13	1,575	1,654
Series I, 5% 6/15/24	2,000	2,103
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,143
5.375% 1/1/16 (FGIC Insured)	2,170	2,377
New York State Envir. Facilities Corp. Solid Waste Disp.
Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A,
4.25%, tender 12/2/11 (b)(c)	10,700	10,810
New York State Envir. Facilities Corp. State Wtr. Poll.
Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	505
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,232
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,194
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A: – continued
5.25% 9/15/16 (MBIA Insured)	$1,780	$1,934
5.25% 3/15/17 (MBIA Insured)	2,240	2,416
5.25% 3/15/18	2,290	2,467
5.25% 3/15/19	2,480	2,664
5.25% 9/15/20	2,685	2,876
5.25% 3/15/21	2,230	2,381
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,195
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	78
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,738
Series E:
5.25% 1/1/12	4,695	4,899
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	748
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,481
New York State Thruway Auth. State Personal Income
Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,529
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,037
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,870
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,783
5.5% 4/1/15	6,200	6,770
5.5% 4/1/16	3,665	4,006
6% 4/1/11	1,605	1,685
New York State Urban Dev. Corp. Correctional Youth
Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,158
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)	15	15
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,409
5.5% 3/15/22 (MBIA Insured)	15,000	17,343
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,516
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,958
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13
@ 100) (d)	3,000	3,347
5% 1/1/14 (FSA Insured)	5,000	5,417

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A, 5.25% 4/1/23 (Pre-Refunded to
4/1/13 @ 100) (d)	$3,050	$3,357
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20 (Pre-Refunded to
5/1/10 @ 101) (d)	300	327
Series 2003 D:
5% 2/1/31	20,025	20,656
5.25% 2/1/17 (MBIA Insured)	9,385	10,154
5.25% 2/1/19 (MBIA Insured)	8,075	8,691
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,876
5.25% 2/1/17 (FGIC Insured)	5,975	6,465
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,634
5.25% 2/1/14	6,000	6,595
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,445
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09 @
101) (d)	360	383
5.25% 8/1/19	3,000	3,253
5.375% 2/1/15	3,000	3,275
Series C, 5.375% 2/1/17	1,000	1,085
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,381
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,079
7.5% 3/1/10 (MBIA Insured)	1,155	1,325
7.5% 3/1/11 (MBIA Insured)	1,245	1,468
7.5% 3/1/16 (MBIA Insured)	1,060	1,379
7.5% 3/1/17 (MBIA Insured)	1,200	1,595
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap.
Assurance, Inc. Insured)	1,000	1,100
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	4,055	4,368
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp.
Proj.) Series A, 5% 12/1/10	1,095	1,140
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union
College Proj.) Series A, 5.625% 7/1/31 (AMBAC
Insured)	2,000	2,197
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.
(Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,541
Taconic Hills Central School District at Craryville 5%
6/15/16 (FGIC Insured)	1,130	1,205
See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$3,255	$3,500
5.25% 6/1/22 (AMBAC Insured)	5,300	5,682
5.5% 6/1/14	7,000	7,413
5.5% 6/1/16	14,500	15,510
Series B1:
5% 6/1/10	1,685	1,769
5% 6/1/11	1,525	1,611
Series C1:
5% 6/1/11	3,280	3,299
5.5% 6/1/15	3,000	3,213
5.5% 6/1/17	3,000	3,245
5.5% 6/1/20	3,000	3,285
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,444
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,730
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,178
Series 2005 A, 5.125% 1/1/22	5,290	5,595
Series A:
5% 1/1/32	765	791
5% 1/1/32 (MBIA Insured)	1,455	1,503
6% 1/1/11 (Escrowed to Maturity) (d)	500	557
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,263
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,776
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	825	876
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	20,000	21,969
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,858
Upper Mohawk Valley Reg’l. Wtr. Fin. Auth. Wtr. Sys.
Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,175
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,507
5% 12/15/12 (Pre-Refunded to 6/15/10 @ 100) (d) .	1,245	1,326
		1,326,004

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York & New Jersey – 5.3%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$15,000	$15,670
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,224
124th Series:
5% 8/1/08 (c)	4,875	5,034
5% 8/1/13 (FGIC Insured) (c)	3,000	3,104
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,288
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,681
134th Series, 5% 1/15/39	10,000	10,324
Series 85, 5.375% 3/1/28	6,200	6,996
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	5,000	5,676
		76,997

Puerto Rico 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 1998, 5.75% 7/1/22 (CIFG North
America Insured)	3,000	3,332
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,175	2,357
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,643
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,130
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25%
8/1/17 (FSA Insured)	1,000	1,118
		9,580

TOTAL MUNICIPAL BONDS
(Cost $1,384,963)		1,413,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Notes 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06
(Cost $2,200)	$2,200	$2,196

TOTAL INVESTMENT PORTFOLIO 97.6%
(Cost $1,387,163)		1,415,962

NET OTHER ASSETS – 2.4%		34,620
NET ASSETS 100%		$1,450,582

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Treasury Contracts
90 U.S. Treasury 10-Year Bond Contracts	March 2006	$9,759	$13

The face value of futures purchased as a percentage of net assets – 0.7%

Security Type Abbreviation
BAN — BOND ANTICIPATION NOTE

Legend

(a) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $273,000.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	33.5%
Special Tax	18.6%
Water & Sewer	11.0%
Transportation	10.4%
Escrowed/Pre Refunded	9.5%
Education	6.1%
Others* (individually less than 5%)	10.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,387,163)		$1,415,962
Cash		21,806
Receivable for fund shares sold		1,018
Interest receivable		18,598
Prepaid expenses		6
Other receivables		36
Total assets		1,457,426

Liabilities
Payable for investments purchased	$4,052
Payable for fund shares redeemed	904
Distributions payable	1,249
Accrued management fee	449
Distribution fees payable	26
Payable for daily variation on futures contracts	4
Other affiliated payables	116
Other payables and accrued expenses	44
Total liabilities		6,844

Net Assets		$1,450,582
Net Assets consist of:
Paid in capital		$1,413,530
Undistributed net investment income		215
Accumulated undistributed net realized gain (loss) on
investments		8,025
Net unrealized appreciation (depreciation) on
investments		28,812
Net Assets		$1,450,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	January 31, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,082
÷ 474.676 shares)	$12.81

Maximum offering price per share (100/95.25 of $12.81)	$13.45
Class T:
Net Asset Value and redemption price per share ($3,032
÷ 236.415 shares)	$12.82

Maximum offering price per share (100/96.50 of $12.82)	$13.28
Class B:
Net Asset Value and offering price per share ($9,647 ÷
752.962 shares)A	$12.81

Class C:
Net Asset Value and offering price per share ($20,251
÷ 1,580.312 shares)A	$12.81

New York Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,410,672 ÷ 110,055.097 shares)	$12.82

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($898 ÷ 70.118 shares)	$12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended January 31, 2006

Investment Income
Interest		$63,956

Expenses
Management fee	$5,462
Transfer agent fees	1,057
Distribution fees	286
Accounting fees and expenses	297
Independent trustees’ compensation	7
Custodian fees and expenses	23
Registration fees	79
Audit	54
Legal	17
Miscellaneous	12
Total expenses before reductions	7,294
Expense reductions	(369)	6,925

Net investment income		57,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,479
Futures contracts	(66)
Swap agreements	(39)
Total net realized gain (loss)		18,374
Change in net unrealized appreciation (depreciation) on:
Investment securities	(43,527)
Futures contracts	13
Total change in net unrealized appreciation
(depreciation)		(43,514)
Net gain (loss)		(25,140)
Net increase (decrease) in net assets resulting from
operations		$31,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Statement of Changes in Net Assets
	Year ended	Year ended
	January 31,	January 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$57,031	$56,646
Net realized gain (loss)	18,374	21,457
Change in net unrealized appreciation (depreciation) .	(43,514)	(14,357)
Net increase (decrease) in net assets resulting
from operations	31,891	63,746
Distributions to shareholders from net investment income .	(56,725)	(56,899)
Distributions to shareholders from net realized gain	(14,006)	(19,161)
Total distributions	(70,731)	(76,060)
Share transactions - net increase (decrease)	50,246	(7,102)
Redemption fees	9	20
Total increase (decrease) in net assets	11,415	(19,396)

Net Assets
Beginning of period	1,439,167	1,458,563
End of period (including undistributed net investment
income of $215 and undistributed net investment
income of $33, respectively)	$1,450,582	$1,439,167

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Highlights Class A
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	483	.504	.524	.277
Net realized and unrealized gain (loss)	(.227)	.101	.285	.194
Total from investment operations	256	.605	.809	.471
Distributions from net investment income	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net AssetsG
Expenses before reductions	67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	67%	.68%	.67%	.66%A
Expenses net of all reductions	64%	.67%	.66%	.66%A
Net investment income	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$5	$3
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Financial Highlights Class T
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.25	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	472	.494	.509	.266
Net realized and unrealized gain (loss)	(.217)	.090	.296	.197
Total from investment operations	255	.584	.805	.463
Distributions from net investment income	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24
Total ReturnB,C,D	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net AssetsG
Expenses before reductions	75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	75%	.76%	.78%	.79%A
Expenses net of all reductions	72%	.75%	.77%	.79%A
Net investment income	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$2	$1
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Class B
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	384	.405	.423	.226
Net realized and unrealized gain (loss)	(.227)	.100	.286	.193
Total from investment operations	157	.505	.709	.419
Distributions from net investment income	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsG
Expenses before reductions	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$10	$10	$10	$5
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Financial Highlights Class C
Years ended January 31,	2006	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$13.16	$13.24	$13.24	$13.21
Income from Investment Operations
Net investment incomeE	373	.394	.410	.219
Net realized and unrealized gain (loss)	(.228)	.100	.286	.191
Total from investment operations	145	.494	.696	.410
Distributions from net investment income	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.125)	(.178)	(.286)	(.170)
Total distributions	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$12.81	$13.16	$13.24	$13.24
Total ReturnB,C,D	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$20	$16	$13	$6
Portfolio turnover rate	28%	22%	24%	22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights New York Municipal Income
Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$13.16	$13.25	$13.24	$12.90	$12.78
Income from Investment
Operations
Net investment incomeB	508	.530	.549	.574	.584
Net realized and unrealized
gain (loss)	(.217)	.091	.295	.506	.117
Total from investment operations	291	.621	.844	1.080	.701
Distributions from net investment
income	(.506)	(.533)	(.548)	(.570)	(.581)
Distributions from net realized
gain	(.125)	(.178)	(.286)	(.170)	—
Total distributions	(.631)	(.711)	(.834)	(.740)	(.581)
Redemption fees added to paid in
capital	—B,D	—B,D	—B,D	—B,D	—
Net asset value, end of period	$12.82	$13.16	$13.25	$13.24	$12.90
Total ReturnA	2.27%	4.84%	6.52%	8.55%	5.60%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if
any	48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	45%	.47%	.48%	.47%	.44%
Net investment income	3.92%	4.05%	4.11%	4.36%	4.54%
Supplemental Data
Net assets, end of period
(in millions)	$1,411	$1,406	$1,428	$1,483	$1,332
Portfolio turnover rate	28%	22%	24%	22%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Institutional Class
Years ended January 31,	2006	2005	2004		2003E
Selected Per Share Data
Net asset value, beginning of period	$ 13.16	$ 13.25	$ 13.24		$ 13.21
Income from Investment Operations
Net investment incomeD	506	.523	.550		.286
Net realized and unrealized gain (loss)	(.227)	.092	.296		.195
Total from investment operations	279	.615	.846		.481
Distributions from net investment income	(.504)	(.527)	(.550)		(.281)
Distributions from net realized gain	(.125)	(.178)	(.286)		(.170)
Total distributions	(.629)	(.705)	(.836)		(.451)
Redemption fees added to paid in capitalD,G	—	—	—		—
Net asset value, end of period	$ 12.81	$ 13.16	$ 13.25	$	$ 13.24
Total ReturnB,C	2.18%	4.80%	6.53%		3.67%
Ratios to Average Net AssetsF
Expenses before reductions	49%	.53%	.47%		.53%A
Expenses net of fee waivers, if any	49%	.53%	.47%		.53%A
Expenses net of all reductions	46%	.52%	.47%		.53%A
Net investment income	3.91%	4.00%	4.12%		4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898	$ 284	$ 161		$ 104
Portfolio turnover rate	28%	22%	24%		22%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New York Municipal Income Fund (the fund) is a non diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan New York Municipal Income Fund to Fidelity New York Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

34

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures, market discount, and deferred trustees compensation and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$33,164
Unrealized depreciation		(4,143)
Net unrealized appreciation (depreciation)		29,021
Undistributed ordinary income		72
Undistributed long term capital gain		6,827

Cost for federal income tax purposes		$1,386,941

	35		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:

	January 31, 2006	January 31, 2005
Tax exempt Income	$56,725	$56,899
Ordinary Income	563	—
Long term Capital Gains	13,443	19,161
Total	$70,731	$76,060

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures con tracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

Annual Report

36

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $430,952 and $399,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$9	$—
Class T	0%	.25%	6	—
Class B	65%	.25%	88	64
Class C	75%	.25%	183	59
			$286	$123

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$5
Class T	3
Class B*	29
Class C*	1
$38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$7.11
Class T		2.09
Class B		12.13
Class C		20.11
New York Municipal Income		1,015.07
Institutional Class		1.08
	$1,057

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

Annual Report

38

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $23 and $227, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class B	$1
Class C	1
New York Municipal Income	117
$119

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
			Years ended January 31,
			2006		2005
From net investment income
Class A			$232		$216
Class T			83		63
Class B			288		306
Class C			520		433
New York Municipal Income			55,581		55,872
Institutional Class			21		9
Total			$56,725		$56,899
From net realized gain
Class A			$60		$80
Class T			24		24
Class B			95		133
Class C			183		199
New York Municipal Income			13,639		18,722
Institutional Class			5		3
Total			$14,006		$19,161

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006		2005
Class A
Shares sold	99	161		$1,281	$2,105
Reinvestment of
distributions	18	18		237	233
Shares redeemed	(103)	(119)		(1,332)	(1,551)
Net increase (decrease) .	14	60		$186	$787
Class T
Shares sold	117	50		$1,507	$655
Reinvestment of
distributions	6	5		84	69
Shares redeemed	(29)	(38)		(383)	(497)
Net increase (decrease) .	94	17		$1,208	$227
Class B
Shares sold	93	98		$1,205	$1,286
Reinvestment of
distributions	21	25		275	327
Shares redeemed	(111)	(144)		(1,440)	(1,875)
Net increase (decrease) .	3	(21)		$40	$(262)

Annual Report		40

9. Share Transactions - continued
	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2006	2005	2006	2005
Class C
Shares sold	546	377	$7,087	$4,941
Reinvestment of
distributions	34	36	445	475
Shares redeemed	(180)	(210)	(2,335)	(2,742)
Net increase (decrease) .	400	203	$5,197	$2,674
New York Municipal
Income
Shares sold	18,716	14,900	$243,049	$195,817
Reinvestment of
distributions	4,020	4,350	52,037	56,974
Shares redeemed	(19,479)	(20,265)	(252,103)	(263,442)
Net increase (decrease) .	3,257	(1,015)	$42,983	$(10,651)
Institutional Class
Shares sold	78	13	$1,018	$176
Reinvestment of
distributions	1	1	17	7
Shares redeemed	(31)	(4)	(403)	(60)
Net increase (decrease) .	48	10	$632	$123

41 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund):

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund) (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments as of January 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s manage ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 14, 2006

Annual Report 42

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 251 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

44

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

45 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

46

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engi neers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Penn sylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment man agement firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Caro lina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

48

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

49 Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

50

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Alloca tion Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Mark Sommer (46)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Com pany (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Financial Services. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

52

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

54

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	3/06/06	03/03/06	$.062

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2006 $16,713,320, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2005, 100% of the fund’s income dividends was free from federal income tax, and 4.8% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

55 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	756,274,117.48	94.929
Withheld	40,401,891.30	5.071
TOTAL	796,676,008.78	100.000
Albert R. Gamper, Jr.
Affirmative	756,074,508.43	94.904
Withheld	40,601,500.35	5.096
TOTAL	796,676,008.78	100.000
Robert M. Gates
Affirmative	753,726,156.15	94.609
Withheld	42,949,852.63	5.391
TOTAL	796,676,008.78	100.000
George H. Heilmeier
Affirmative	754,732,746.86	94.735
Withheld	41,943,261.92	5.265
TOTAL	796,676,008.78	100.000
Edward C. Johnson 3d
Affirmative	754,073,233.82	94.652
Withheld	42,602,774.96	5.348
TOTAL	796,676,008.78	100.000
Stephen P. Jonas
Affirmative	756,562,609.94	94.965
Withheld	40,113,398.84	5.035
TOTAL	796,676,008.78	100.000
Marie L. Knowles
Affirmative	754,799,466.04	94.744
Withheld	41,876,542.74	5.256
TOTAL	796,676,008.78	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	755,172,679.13	94.790
Withheld	41,503,329.65	5.210
TOTAL	796,676,008.78	100.000

William O. McCoy
Affirmative	754,375,687.88	94.690
Withheld	42,300,320.90	5.310
TOTAL	796,676,008.78	100.000

Robert L. Reynolds
Affirmative	755,950,104.48	94.888
Withheld	40,725,904.30	5.112
TOTAL	796,676,008.78	100.000

Cornelia M. Small
Affirmative	755,751,111.56	94.863
Withheld	40,924,897.22	5.137
TOTAL	796,676,008.78	100.000

William S. Stavropoulos
Affirmative	747,114,578.40	93.779
Withheld	49,561,430.38	6.221
TOTAL	796,676,008.78	100.000

Kenneth L. Wolfe
Affirmative	755,847,459.35	94.875
Withheld	40,828,549.43	5.125
TOTAL	796,676,008.78	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund (formerly Spartan New York Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

58

59 Annual Report

Annual Report

60

61 Annual Report

Annual Report

62

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASNMI-UANN-0306 1.789706.102

Item 2. Code of Ethics

As of the end of the period, January 31, 2006, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity New York Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity New York Municipal Income Fund	$39,000	$43,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,700,000	$4,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity New York Municipal Income Fund	$3,700	$3,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$160,000	$760,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate fees billed by Deloitte Entities of $425,000A and $1,100,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$175,000	$750,000
Non-Covered Services	$250,000	$350,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006